Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 27, 2022
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued (in shares)	2,374,219	16,116,957	0
Preferred stock, shares outstanding (in shares)	2,374,219	16,116,957	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	2,470,000,000	2,470,000,000	2,470,000,000
Common stock, shares issued (in shares)	49,948,710	35,369,877	2,552,744
Common stock, shares outstanding (in shares)	49,948,710	35,369,877	2,552,744	1,085,605